Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2013	Oct. 04, 2013
Document and Entity Information:
Entity Registrant Name	Blue Water Global Group, Inc.
Document Type	S-1
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Entity Central Index Key	0001516332
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		227,031,250
Entity Public Float		$ 1,416,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY